Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies
Operating Leases
The Company leases office facilities and sites for its ground stations under noncancelable operating leases. These leases expire at various dates through 2029. Rent expense, including ground station leases, for the six months ended June 30, 2021 and 2020 was $1,479 and $1,371, respectively.
Future minimum lease payments under noncancelable operating leases that have initial or remaining noncancelable lease terms greater than one-year
as of June 30, 2021 are as follows:

Remainder of 2021	$1,139
2022	2,379
2023	2,360
2024	2,231
2025	2,202
2026 and thereafter	5,062

$15,373

Litigation
At times, the Company is party to various claims and legal actions arising in the normal course of business. Although the ultimate outcome of these matters is not presently determinable, management believes that the resolution of all such pending matters, will not have a material adverse effect on the Company’s business, results of operations, financial condition or cash flows; however, there can be no assurance that the ultimate resolution of these matters will not have a material impact on the Company’s Consolidated Financial Statements in any period.

10.	Commitments and Contingencies
Operating Leases
The Company leases office facilities and sites for its ground stations under noncancelable operating leases. These leases expire at various dates through 2027. Rent expense, including ground station leases, for the years ended December 31, 2020 and 2019, was $2,418 and $3,052, respectively.
Future minimum lease payments under noncancelable operating leases that have initial or remaining noncancelable lease terms greater than one-year
as of December 31, 2020 are as follows:

Years ending December 31,
2021	$2,659
2022	2,398
2023	1,778
2024	1,538
2025	1,492
2026 and thereafter	3,027

$12,892

Litigation
At times, the Company is party to various claims and legal actions arising in the normal course of business. Although the ultimate outcome of these matters is not presently determinable, management believes that the resolution of all such pending matters, will not have a material adverse effect on the Company’s business, results of operations, financial condition or cash flows; however, there can be no assurance that the ultimate resolution of these matters will not have a material impact on the Company’s Consolidated Financial Statements in any period.